INTANGIBLE ASSETS (Details) - Schedule of Finite-Lived Intangible Assets - USD ($)	Feb. 28, 2021	May 31, 2020	May 31, 2019
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	$ 1,664,112	$ 1,663,593	$ 1,641,563
Intangible Assets, Accumulated Amortization	(330,207)	(242,389)	(116,476)
Intangible Assets, Net	1,333,905	1,421,204	1,525,087
Goodwill [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross		301,000
Intangible Assets, Accumulated Amortization		(57,692)
Intangible Assets, Net		243,308
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	319,600	319,600	319,600
Intangible Assets, Accumulated Amortization	(85,227)	(61,257)	(29,297)
Intangible Assets, Net	234,373	258,343	290,303
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	990,000	990,000	990,000
Intangible Assets, Accumulated Amortization	(132,000)	(94,875)	(45,375)
Intangible Assets, Net	858,000	895,125	944,625
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	27,000	27,000	27,000
Intangible Assets, Accumulated Amortization	(27,000)	(25,882)	(12,378)
Intangible Assets, Net	0	1,118	14,622
Internet Domain Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	26,512	25,993	3,963
Intangible Assets, Accumulated Amortization	(5,713)	(2,683)	(1,834)
Intangible Assets, Net	$ 20,799	$ 23,310	2,129
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross			301,000
Intangible Assets, Accumulated Amortization			(27,592)
Intangible Assets, Net			$ 273,408